Net Gain On Revaluation Of Financial Instruments At Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2022
Net Gain On Revaluation Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Net Gain On Revaluation Of Financial Instruments At Fair Value Through Profit Or Loss
11.	NET GAIN ON REVALUATION OF FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	2022	2021

Convertion options (note 32.1)	594	6,364
Derivative feature (notes 25 and 32.1)	109	—
Trade accounts receivable (note 32.1)	23	(23)

	726	6,341